Average Annual Total Returns - Artisan Developing World Fund	Investor 1-Year	Investor 5-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor Since Inception	Advisor Inception Date	Advisor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional Since Inception	Institutional Inception Date	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	81.22%	26.72%	21.09%	Jun. 29, 2015	78.78%	26.05%	20.51%	48.68%	21.90%	17.16%	18.31%	12.81%	8.04%	81.52%	26.94%	21.31%	Jun. 29, 2015	18.31%	12.81%	8.04%	81.64%	27.07%	21.42%	Jun. 29, 2015	18.31%	12.81%	8.04%